SUBMISSION
  TYPE                      13F-HR
PERIOD                      9/30/12
FILER
  CIK                       0001406585
  CCC                       fx@xfhg5
FILER
SROS                        NONE
  NAME                      Philip Garland
   PHONE                    434-817-4236


				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

				     FORM 13F

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012

Check here if Amendment [   ];  Amendment Number :
This Amendment (Check Only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report
Name:    	VNBTrust, N.A.
Address:	310 4th Street NE Suite 102
		Charlottesville VA 22902

13F File Number :
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Philip Garland
Title: 	Compliance Officer
Phone:	434-817-4236
Signature, Place, and Date Of Signing:

	Philip Garland	Charlottesville, VA	September 30, 2012

Report Type (Check only one.):
[X]	  13F HOLDINGS REPORT.
[ ]       13F NOTICE.
[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	        FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	110
Form 13F Information Table Value 	27,691
List of Other Managers: NONE


                                              Market Shares/     SH/  Invest   Other  Voting Authority
Name Of Issuer          Type           Cusip   Value      PV     PRN    Disc    Mgrs    Sole  Shared    None


Aon PLC               Equity       G0408V102        2      30      S  Define        0       0       0      30
Aon PLC               Equity       G0408V102      274   5,245      S    Sole        0   4,800       0     445
Accenture PLC         Equity       G1151C101        4      50      S  Define        0       0       0      50
Accenture PLC         Equity       G1151C101      199   2,835      S    Sole        0   2,340       0     495
Ensco Plc Shs Class   Equity       G3157S106       55   1,000      S  Define        0   1,000       0       0
Ensco Plc Shs Class   Equity       G3157S106      314   5,750      S    Sole        0   5,750       0       0
Teekay Corp           Equity       Y8564W103      229   7,325      S  Define        0   7,325       0       0
Abbott Labs Inc       Equity       002824100      170   2,475      S  Define        0   2,175       0     300
Abbott Labs Inc       Equity       002824100      431   6,280      S    Sole        0   6,140       0     140
American Express Co   Equity       025816109       80   1,400      S  Define        0   1,400       0       0
American Express Co   Equity       025816109      126   2,215      S    Sole        0   2,215       0       0
Amgen Inc             Equity       031162100      376   4,456      S    Sole        0   4,456       0       0
Amgen Inc             Equity       031162100      388   4,600      S  Define        0   4,600       0       0
Apple Inc             Equity       037833100      249     374      S  Define        0     370       0       4
Apple Inc             Equity       037833100      604     905      S    Sole        0     846       0      59
AT&T Inc              Equity       00206R102      263   6,988      S  Define        0   6,788       0     200
Automatic Data        Equity       053015103      229   3,900      S  Define        0   3,600       0     300
Automatic Data        Equity       053015103      417   7,101      S    Sole        0   6,411       0     690
Berkshire Hathaway I  Equity       084670702        7      80      S  Define        0       0       0      80
Berkshire Hathaway I  Equity       084670702      492   5,582      S    Sole        0   5,142       0     440
Boeing Company        Equity       097023105      178   2,564      S    Sole        0   2,564       0       0
Boeing Company        Equity       097023105      331   4,750      S  Define        0   4,600       0     150
Bristol Myers Squibb  Equity       110122108       95   2,800      S  Define        0   2,800       0       0
Bristol Myers Squibb  Equity       110122108      305   9,028      S    Sole        0   9,028       0       0
CVS/Caremark Corp     Equity       126650100      235   4,859      S    Sole        0   4,859       0       0
Caterpillar Inc Del   Equity       149123101      217   2,525      S  Define        0   2,400       0     125
Chevron Corp          Equity       166764100      871   7,475      S  Define        0   7,240       0     235
Chevron Corp          Equity       166764100      941   8,071      S    Sole        0   7,571       0     500
Chubb Corp            Equity       171232101      543   7,122      S    Sole        0   7,122       0       0
Colgate-Palmolive     Equity       194162103       55     514      S    Sole        0     514       0       0
Colgate-Palmolive     Equity       194162103      386   3,600      S  Define        0   3,600       0       0
ConocoPhillips        Equity       20825C104      179   3,137      S    Sole        0   3,137       0       0
ConocoPhillips        Equity       20825C104      290   5,068      S  Define        0   5,068       0       0
Cummins Inc           Equity       231021106      205   2,223      S    Sole        0   2,223       0       0
Danaher Corp          Equity       235851102      108   1,950      S  Define        0   1,600       0     350
Danaher Corp          Equity       235851102      373   6,770      S    Sole        0   6,130       0     640
Darden Restaurants    Equity       237194105       66   1,180      S    Sole        0   1,000       0     180
Darden Restaurants    Equity       237194105      226   4,050      S  Define        0   4,050       0       0
Disney Walt Company   Equity       254687106      120   2,295      S    Sole        0   1,615       0     680
Disney Walt Company   Equity       254687106      203   3,875      S  Define        0   3,800       0      75
Dominion Resources I  Equity       25746U109      138   2,600      S  Define        0   2,400       0     200
Dominion Resources I  Equity       25746U109      159   3,006      S    Sole        0   2,841       0     165
Dover Corp            Equity       260003108      208   3,500      S    Sole        0   3,500       0       0
Emerson Electric      Equity       291011104      107   2,225      S    Sole        0   2,225       0       0
Emerson Electric      Equity       291011104      343   7,100      S  Define        0   6,925       0     175
Energy Transfer       Equity       29273R109      217   5,100      S    Sole        0   5,100       0       0
Glaxo Smithkline PLC  Equity       37733W105      128   2,758      S    Sole        0   2,403       0     355
Glaxo Smithkline PLC  Equity       37733W105      177   3,834      S  Define        0   3,834       0       0
Google Inc-Cl A       Equity       38259P508      159     211      S    Sole        0     169       0      42
Google Inc-Cl A       Equity       38259P508      297     394      S  Define        0     390       0       4
IBM Corporation       Equity       459200101    1,393   6,715      S    Sole        0   6,525       0     190
Illinois Tool Works   Equity       452308109      222   3,740      S  Define        0   3,710       0      30
Illinois Tool Works   Equity       452308109      432   7,257      S    Sole        0   6,652       0     605
Intel Corp            Equity       458140100      183   8,094      S    Sole        0   6,504       0   1,590
Intel Corp            Equity       458140100      216   9,535      S  Define        0   8,800       0     735
Intuit                Equity       461202103       88   1,500      S    Sole        0   1,500       0       0
Intuit                Equity       461202103      183   3,100      S  Define        0   3,100       0       0
Iron Mountain Inc     Equity       462846106       24     700      S    Sole        0     700       0       0
Iron Mountain Inc     Equity       462846106      281   8,252      S  Define        0   8,252       0       0
IShares Emerging      Equity       464287234      384   9,300      S    Sole        0   9,300       0       0
Johnson Controls Inc  Equity       478366107       18     650      S    Sole        0     650       0       0
Johnson Controls Inc  Equity       478366107      189   6,900      S  Define        0   6,900       0       0
Kayne Anderson Energ  Equity       48660P104      225   8,150      S  Define        0   8,150       0       0
Kinder Morgan         Equity       49455U100      435   5,692      S  Define        0   5,692       0       0
Kinder Morgan $40     Equity       49456B119       32   9,120      S  Define        0   9,120       0       0
Kinder Morgan Inc     Equity       49456B101      240   6,756      S  Define        0   6,756       0       0
Lockheed Martin Corp  Equity       539830109      201   2,153      S    Sole        0   2,153       0       0
Lowes Cos Inc Com     Equity       548661107      157   5,192      S  Define        0   5,142       0      50
Lowes Cos Inc Com     Equity       548661107      295   9,771      S    Sole        0   8,966       0     805
McDonalds Corp Com    Equity       580135101      346   3,775      S  Define        0   3,750       0      25
McDonalds Corp Com    Equity       580135101      655   7,139      S    Sole        0   6,774       0     365
Microsoft Corp        Equity       594918104      215   7,235      S  Define        0   6,635       0     600
Monsanto Co           Equity       61166W101      146   1,600      S  Define        0   1,600       0       0
Monsanto Co           Equity       61166W101      146   1,602      S    Sole        0   1,602       0       0
Murphy Oil Corp       Equity       626717102        5     100      S    Sole        0     100       0       0
Murphy Oil Corp       Equity       626717102      215   4,000      S  Define        0   4,000       0       0
Nestle Sa Spons Adr   Equity       641069406      109   1,725      S  Define        0   1,700       0      25
Nestle Sa Spons Adr   Equity       641069406      156   2,480      S    Sole        0   2,115       0     365
NextEra Energy Inc    Equity       65339F101       73   1,045      S    Sole        0   1,045       0       0
NextEra Energy Inc    Equity       65339F101      186   2,650      S  Define        0   2,650       0       0
PNC Financial Servic  Equity       693475105      149   2,356      S  Define        0   2,356       0       0
PNC Financial Servic  Equity       693475105      159   2,520      S    Sole        0   2,520       0       0
Philip Morris Intern  Equity       718172109      570   6,339      S    Sole        0   6,189       0     150
Plains All American   Equity       726503105      529   6,000      S  Define        0   6,000       0       0
Promega Corp Restric  Equity       74342N101      896   4,000      S  Define        0       0       0   4,000
Royal Dutch Shell PL  Equity       780259206      160   2,300      S    Sole        0   2,300       0       0
Royal Dutch Shell PL  Equity       780259206      205   2,950      S  Define        0   2,800       0     150
Schlumberger Ltd      Equity       806857108      125   1,735      S    Sole        0   1,320       0     415
Schlumberger Ltd      Equity       806857108      247   3,408      S  Define        0   3,278       0     130
JM Smucker Co/The-    Equity       832696405       60     700      S  Define        0     680       0      20
JM Smucker Co/The-    Equity       832696405      278   3,220      S    Sole        0   2,770       0     450
Sysco Corp            Equity       871829107      104   3,327      S    Sole        0   3,327       0       0
Sysco Corp            Equity       871829107      125   4,000      S  Define        0   4,000       0       0
3M Co                 Equity       88579Y101      349   3,773      S  Define        0   3,623       0     150
3M Co                 Equity       88579Y101      387   4,185      S    Sole        0   4,055       0     130
Travelers Companies   Equity       89417E109       55     800      S  Define        0     800       0       0
Travelers Companies   Equity       89417E109      199   2,913      S    Sole        0   2,668       0     245
US Bancorp            Equity       902973304       77   2,238      S    Sole        0   2,238       0       0
US Bancorp            Equity       902973304      162   4,725      S  Define        0   4,400       0     325
Union Pacific Corp    Equity       907818108      103     865      S  Define        0     850       0      15
Union Pacific Corp    Equity       907818108      128   1,082      S    Sole        0     877       0     205
United Technologies   Equity       913017109      175   2,229      S  Define        0   1,994       0     235
United Technologies   Equity       913017109      243   3,099      S    Sole        0   2,734       0     365
Universal Corp        Equity       913456109      234   4,600      S    Sole        0   4,600       0       0
Verizon Communicatio  Equity       92343V104      261   5,718      S  Define        0   5,718       0       0
Verizon Communicatio  Equity       92343V104      423   9,283      S    Sole        0   9,283       0       0
Wal-mart Stores Inc   Equity       931142103      210   2,840      S  Define        0   2,800       0      40
Wal-mart Stores Inc   Equity       931142103      536   7,258      S    Sole        0   6,508       0     750
Wells Fargo & Co      Equity       949746101      149   4,325      S  Define        0   3,800       0     525
Wells Fargo & Co      Equity       949746101      174   5,026      S    Sole        0   3,476       0   1,550
